Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

THE DOW CHEMICAL COMPANY EMPLOYEES' SAVINGS PLAN
PLAN SPONSOR: THE DOW CHEMICAL COMPANY
EMPLOYER IDENTIFICATION NO. 38-1285128
PLAN NO. 002
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
INCLUDING APPENDICES A - B
AT DECEMBER 31, 2025
		(c)
		Description of Investment		(e)
	(b)	Including Maturity Date,	(d)	Current
	Identity of Issuer, Borrower,	Rate of Interest, Collateral,	Cost or Contract	Value
(a)	Lessor or Similar Party	Par or Maturity Value	Value	(In millions)
*	Dow Stock	Dow Stock	**	$357
	Neuberger Genesis R6	Mutual Fund	**	179
	TRP High Yield Inst	Mutual Fund	**	125
	BlackRock LP Paycheck 2021 Income	Common/Collective Trust	**	66
	BlackRock LP Paycheck 2024 Income	Common/Collective Trust	**	128
	BlackRock LP Paycheck 2027 Income	Common/Collective Trust	**	156
	BlackRock LP Paycheck 2030 Income	Common/Collective Trust	**	222
	BlackRock LP Paycheck 2033 Income	Common/Collective Trust	**	254
	BlackRock LP Paycheck 2035 Income	Common/Collective Trust	**	164
	BlackRock LP Paycheck 2036 Income	Common/Collective Trust	**	83
	BlackRock LP Paycheck 2040 Income	Common/Collective Trust	**	516
	BlackRock LP Paycheck 2045 Income	Common/Collective Trust	**	460
	BlackRock LP Paycheck 2050 Income	Common/Collective Trust	**	414
	BlackRock LP Paycheck 2055 Income	Common/Collective Trust	**	402
	BlackRock LP Paycheck 2060 Income	Common/Collective Trust	**	155
	BlackRock LP Paycheck 2065 Income	Common/Collective Trust	**	51
	BlackRock LP Paycheck 2070 Income	Common/Collective Trust	**	8
	BlackRock LP Paycheck 40-60	Common/Collective Trust	**	133
	BlackRock LP Paycheck 50-50	Common/Collective Trust	**	5
	SS EMRG MKTS IDX II	Common/Collective Trust	**	123
	SS GACEQ EXUS IDX II	Common/Collective Trust	**	210
	INV GOVT Liquidty TR	Common/Collective Trust	**	179
	Putnam Large Cap Value Fund	Common/Collective Trust	**	70
	BBH Core Plus FX Inc	Common/Collective Trust	**	150
	FH MDT Mid Cap Growth Fund	Common/Collective Trust	**	320
	Franklin US Tips	Common/Collective Trust	**	55
	MKS Convertible	Common/Collective Trust	**	33
	MFS US REIT Fund	Common/Collective Trust	**	46
	BR Equity Index	Common/Collective Trust	**	2,253
	BR Extended EQ MKT	Common/Collective Trust	**	407
	BR US Debt Index NL	Common/Collective Trust	**	163
	Active Global ACW EQ	Common/Collective Trust	**	223
	Diverse Commodity	Common/Collective Trust	**	24
	Diverse Fixed Income	Mutual Fund	**	18
	Vang Dev Mkt IDX IP	Mutual Fund	**	239
	Vang LT Treasury ADM	Mutual Fund	**	40
	Small Cap Index Fund	Common/Collective Trust	**	295
*	Fidelity Contrafund Pool CL 3	Common/Collective Trust	**	1,574
*	Interest Bearing Cash	Temporary Investments	**	6
*	Fidelity Short Term Investment Fund	Temporary Investments	**	18
*	Participant Notes Receivable	Interest recorded at prime rate (3.25% - 8.5%)	**	106
	Subtotal			$10,430
*    Represents a party-in-interest to the Plan
**    Cost information not required

THE DOW CHEMICAL COMPANY EMPLOYEES' SAVINGS PLAN
PLAN SPONSOR: THE DOW CHEMICAL COMPANY
EMPLOYER IDENTIFICATION NO. 38-1285128
PLAN NO. 002
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
INCLUDING APPENDICES A - B
AT DECEMBER 31, 2025
		(c)
		Description of Investment		(e)
	(b)	Including Maturity Date,	(d)	Current
	Identity of Issuer, Borrower,	Rate of Interest, Collateral,	Cost or Contract	Value
(a)	Lessor or Similar Party	Par or Maturity Value	Value	(In millions)
	Guaranteed Investment Contracts
	Pacific Life:
*	G-27523.01.0001 (IGT)	IGT Invesco ST Bond; IGT PIMCO Core Fixed Income Fund; Synthetic GIC	**	180

	Voya Retirement & Annuity:
*	#60031-A (IGT)	IGT Invesco ST Bond; IGT PIMCO Core Fixed Income Fund; Synthetic GIC	**	192

	Nationwide Life Insurance:
*	INV_DOW_IP_0524 (see underlying assets at Appendix A)	NISA Dow; IGT Invesco ST Bond; Synthetic GIC	**	182

	Prudential Insurance:
*	GA-62233 (IGT)	IGT Invesco ST Bond; IGT Jennison Intermediate Fund; Synthetic GIC	**	190

	RGA:
*	RGA00036 (see underlying assets at Appendix B)	Wellington Dow; IGT Jennison Intermediate Fund; IGT Invesco ST Bond; Synthetic GIC	**	165

	Met Tower Life:
*	38025 (see underlying assets at Appendix B)	Wellington Dow; MacKay Shields Dow; IGT Invesco ST Bond; Synthetic GIC	**	186
	Total guaranteed investment contracts			1,095
	Total			$11,525
*    Represents a party-in-interest to the Plan
**    Cost information not required